Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001054556
E.I.I. REALTY SECURITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	E.I.I. Realty Securities Fund
Risk/Return Supplement [Text Block]	ck0001054556_SupplementTextBlock

E.I.I. Realty Securities Trust

E.I.I. Realty Securities Fund

SUPPLEMENT DATED MAY 21, 2014

TO THE PROSPECTUS DATED OCTOBER 29, 2013

The section entitled “E.I.I. Realty Securities Fund - Summary Section - Fund Expenses - Example” beginning on page 11 of the Prospectus is hereby replaced with the following:

Example

This Example is intended to help you compare the cost of investing in the Domestic Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $100,000 in the Domestic Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Domestic Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$817	$3,584	$6,562	$15,030

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Domestic Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $100,000 in the Domestic Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Domestic Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Supplement Closing [Text Block]	ck0001054556_SupplementClosingTextBlock	Please retain this Supplement for future reference.
E.I.I. REALTY SECURITIES FUND | INSTITUTIONAL CLASS SHARE
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	$ 817
3 Years	rr_ExpenseExampleYear03	3,584
5 Years	rr_ExpenseExampleYear05	6,562
10 Years	rr_ExpenseExampleYear10	$ 15,030